Components of Net Periodic Benefit Cost (Detail) - Foreign Postretirement Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 75	$ 78	$ 91
Interest cost	1,017	1,140	1,235
Expected return on plan assets	(646)	(661)	(1,299)
Amortization of net loss		224	20
Expenses	8		359
Net periodic benefit cost	454	781	$ 406
SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Service cost	352	618
Interest cost	82	159
Expected return on plan assets	(48)	(93)
Amortization of prior service credit	88
Settlement	(909)
SWITZERLAND | Includes Financial Instruments, Property Occupied by, or Other Assets
Defined Benefit Plan Disclosure [Line Items]
Service cost	352	402
Interest cost	82	159
Expected return on plan assets	(48)	(119)
Amortization of net loss	22
Amortization of prior service credit	(8)
Settlement	(136)
Curtailment loss		18
Net periodic benefit cost	$ 264	$ 460